Share-Based Compensation - GasLog Partners' Plan (Details) - GasLog Partners LP					12 Months Ended
	Apr. 02, 2018 USD ($) EquityInstruments	Apr. 03, 2017 USD ($) EquityInstruments	Apr. 01, 2016 USD ($) EquityInstruments	Apr. 01, 2015 USD ($) EquityInstruments	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
RCUs
Share-Based Compensation
Vesting period	3 years	3 years	3 years	3 years
Number of awards granted | EquityInstruments	24,608	26,097	24,925	16,999	24,608	26,097
Fair value at grant date | $	$ 23.40	$ 23.85	$ 16.45	$ 24.12
PCUs
Share-Based Compensation
Vesting period	3 years	3 years	3 years	3 years
Number of awards granted | EquityInstruments	24,608	26,097	24,925	16,999	24,608	26,097
Fair value at grant date | $	$ 23.40	$ 23.85	$ 16.45	$ 24.12
PCUs | TUR above 75th Percentile of peer group
Share-Based Compensation
Vesting percentage of awards	100.00%	100.00%	100.00%	100.00%
PCUs | TUR Between 50th and 75th percentile of peer group
Share-Based Compensation
Vesting percentage of awards	50.00%	50.00%	50.00%	50.00%
PCUs | TUR Below the 50th percentile of peer group
Share-Based Compensation
Vesting percentage of awards	0.00%	0.00%	0.00%	0.00%